Financial and capital risk management and fair value measurement	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial and capital risk management and fair value measurement

24. Financial and capital risk management and fair value measurement

24.1. Capital risk management

For the purpose of the Group’s capital management, capital includes issued capital, share premium, the equity component of a convertible loan note and all other equity reserves attributable to the equity holders of the parent.

The Group’s objectives when managing capital are to safeguard the ability to continue as a going concern and ensure that sufficient capital is in place to fund the Group’s R&D activities. The Group’s principal method of adjusting the capital available is through issuing new shares or arranging suitable debt financing, including any related warrants. The Group’s share capital and share premium are disclosed in Note 17. The Group’s loans are disclosed in Note 18. The Group monitors the availability of capital with regard to its committed and planned forecast future expenditure on an ongoing basis. The Group has set up an Employee Benefit Trust which makes market purchases of the Company’s shares to provide some cover against future exercise of options under the Company’s share option schemes (see Note 27).

24.2. Financial risk management objectives and policies

Monitoring of financial risk is part of the Board’s ongoing risk management, the effectiveness of which is reviewed annually. Our agreed policies are implemented by the Chief Financial Officer, who submits periodic reports to the Board. The Group seeks to maintain a balance between equity capital and convertible and secured debt to provide sufficient cash resources to execute the business plan. In addition, the Group maintains a balance between cash held on deposit and short-term investments in Sterling and other currencies to reduce its exposure to foreign exchange fluctuations in respect of its planned expenditure. During the year, in order to maintain a strong cash runway the Group completed an equity placing and arranged and drew down a new bank debt facility, which includes an initial interest-only period until September 2018.

Except for the bank loans and the existing convertible loan notes issued in 2016, the Group’s principal financial instruments comprise trade payables which arise directly from its operations and are not designed as a means of raising finance for the Group’s operations. The Group has various financial assets, such as receivables and cash and short-term deposits. The Group does not consider that its financial instruments gave rise to any material financial risks during the year to December 31, 2018.

Interest rate risk

The Group’s policy in relation to interest rate risk is to monitor short and medium-term interest rates and to place cash on deposit for periods that optimize the amount of interest earned while maintaining access to sufficient funds to meet day-to-day cash requirements.

The interest payable on both the convertible loan note and bank loan is fixed. Consequently, there is no material exposure to interest rate risk in respect of interest payable.

Foreign currency risk

The Group currently has no revenue. The majority of operating costs are denominated in Sterling, Euros and U.S. Dollars (USD). Funding to date has been secured in a mixture of Sterling and USD (in respect of funding attributable to the merger with OncoMed) and therefore a level of natural hedging exists in respect of operating costs. Foreign exchange risk arises from commercial transactions and recognized assets and liabilities in foreign currencies.

Credit risks

The Group’s policy is to place funds with financial institutions which have a minimum long-term credit rating with Standard & Poor’s of A. The Group also allocates a quota to individual institutions in respect of cash deposits and also seeks to diversify its investments where this is consistent with achieving competitive rates of return. It is the Group’s policy to place not more than £10 million with any one investment counterparty and no more than £5 million with any one cash deposit counterparty.

Cash flow and liquidity risk

Credit risk from balances with banks and financial institutions is managed by the Group’s finance department in accordance with the Group’s policy. Investments of surplus funds are made only with approved counterparties and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed by the Group’s Board of directors on an annual basis, and may be updated throughout the year subject to approval of the Group’s Audit and Risk Committee. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments.

The Group’s maximum exposure to credit risk for the components of the balance sheet at December 31, 2018 is the carrying amounts.

The Group monitors its funding requirements through preparation of short-term, mid-term and long-term forecasts. All short-term deposits are immediately convertible to liquid funds without penalty and are recorded in the balance sheet at their open market value. Please refer to Note 2.3 regarding the directors’ assessment of liquidity for further information.

24.3. Fair value hierarchy

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Provision for deferred cash consideration (Note 19)	December 31, 2018	£2,131,000	—	—	£2,131,000
Warrant liability (Note 20)	December 31, 2018	£1,005,613	—	—	£1,005,613
Liabilities for which fair values are disclosed
Convertible loan (Note 18a)	December 31, 2018	£2,038,881	—	—	£2,038,881
Bank loan (Note 18b)	December 31, 2018	£19,445,756	—	—	£19,445,756
TAP funding liability (Note 21)	December 31, 2018	£34,829	—	—	£34,829

There were no transfers between Level 1 and Level 2 during 2018.

Fair value measurement hierarchy for liabilities as at December 31, 2017:

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Provision for deferred cash consideration (Note 19)	December 31, 2017	£2,061,000	—	—	£2,061,000
Warrant liability (Note 20)	December 31, 2017	£1,346,484	—	—	£1,346,484
Liabilities for which fair values are disclosed
Convertible loan (Note 18a)	December 31, 2017	£1,977,393	—	—	£1,977,393
Bank loan (Note 18b)	December 31, 2017	£18,774,924	—	—	£18,774,924

There were no transfers between Level 1 and Level 2 during 2017.

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments:

	December 31, 2017		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	(in £)
Liabilities
Provision for deferred cash consideration	2,061,000	2,061,000	2,131,000	2,131,000
Warrant liability	1,346,484	1,346,484	1,005,613	1,005,613

The management of the Group assessed that the fair values of cash and short-term deposits, other receivables, trade payables, and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following methods and assumptions were used to estimate the fair values:

•

The fair value of the provision for deferred cash consideration is estimated by discounting future cash flows using rates currently available for debt on similar terms and credit risk. In addition to being sensitive to a reasonably possible change in the forecast cash flows or the discount rate, the fair value of the deferred cash consideration is also sensitive to a reasonably possible change in the probability of reaching certain milestones. The valuation requires management to use unobservable inputs in the model, of which the significant unobservable inputs are disclosed in the tables below. Management regularly assesses a range of reasonably possible alternatives for those significant unobservable inputs and determines their impact on the total fair value.

•

The warrant liability is estimated using the Black Scholes model taking into account appropriate amendments to inputs in respect of volatility, remaining expected life of the warrants, cost of capital, probability of success and rates of interest.

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2018 and 2017 are as shown below:

	Valuation technique	Significant unobservable inputs	Range weighted (average)	Sensitivity of the input to fair value
Provision for deferred cash consideration	DCF	WACC	2018: 15.3%	1% increase/(decrease) would result in a decrease/(increase) in fair value by £33,000.
		WACC	2017: 15.3%	1% increase/(decrease) would result in a decrease/(increase) in fair value by £30,000.
		Probability of success	2018: 28%-95%	10% increase/(decrease) would result in an increase/(decrease) in fair value by £600,000.
		Probability of success	2017: 28%-85%	10% increase/(decrease) would result in an increase/(decrease) in fair value by £600,000.
Warrant liability	Black Scholes	Risk-free interest rate	2018: 1.33%	1% increase/(decrease) would result in an increase/(decrease) of £25,000
		Risk-free interest rate	2017: 1.25%	1% increase/(decrease) would result in an increase/(decrease) of £46,000
		Volatility	2018: 65%	10% increase/(decrease) would result in an increase/(decrease) of £145,000
		Volatility	2017: 50%	10% increase/(decrease) would result in an increase/(decrease) of £200,000
		Remaining life	2018: 3,254 days	Increase/(decrease) of 365 days would result in an increase/(decrease) of £56,000
		Remaining life	2017: 3,519 days	Increase/(decrease) of 365 days would result in an increase/(decrease) of £54,000

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at December 31, 2018:

	Payments due by period
	Up to 1 year	1–3 years	3–5 years	Over 5 years	Total
	(in £)
Novartis Notes	82,600	2,161,642	—	—	2,326,842
Bank loan	8,260,337	15,589,137	—	—	23,849,474
Operating lease (see Note 26)	331,527	204,138	—	—	535,665

	8,674,464	17,954,917	—	—	26,711,981

The table below summarizes our contractual obligations at December 31, 2017:

	Payments due by period
	Up to 1 year	1–3 years	3–5 years	Over 5 years	Total
	(in £)
Novartis Notes	82,600	165,427	2,078,815	—	2,326,842
Bank loan	3,574,208	17,793,665	2,982,805	—	24,350,678
Operating lease (see Note 26)	743,858	535,203	—	—	1,279,061

	4,400,666	18,494,295	5,061,620	—	27,956,581

The Group may incur potential payments upon achievement of clinical, regulatory and commercial milestones, as applicable, or royalty payments that may be required to be made under license agreements the Group entered into with various entities pursuant to which the Group has in-licensed certain intellectual property, including license agreements with Novartis and AstraZeneca. Due to the uncertainty of the achievement and timing of the events requiring payment under these agreements, the amounts to be paid are not fixed or determinable at this time.